Organization and nature of business - Additional information (Details)			6 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 27, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jul. 13, 2022	May 27, 2022	Mar. 31, 2022 UYI	Feb. 10, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 10, 2022	Dec. 31, 2021	Nov. 23, 2021	Sep. 27, 2021 USD ($)	Sep. 27, 2021 CNY (¥)	Sep. 17, 2021	Sep. 07, 2021	Dec. 04, 2019
Organization And Nature Of Business [Line Items]
Net proceeds from stock issuance | $			$ 6,000,000	$ 6,709,040
Business acquisition total price														$ 11,000,000	¥ 70,000,000
Forest Food. | IPO
Organization And Nature Of Business [Line Items]
% of Ownership														100.00%	100.00%
Net proceeds from initial public offering	$ 2,800,000	¥ 18,200,000
Revenue from China
Organization And Nature Of Business [Line Items]
Percentage of product sold			99.90%
International
Organization And Nature Of Business [Line Items]
% of Ownership							100.00%
Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							77.20%
Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary											100.00%
Yiting Meditech
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary																100.00%
Nongyuan Network. | Xinyang Wang
Organization And Nature Of Business [Line Items]
% of Ownership																		100.00%
Nongyuan Network. | Xinyang Wang | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership																		100.00%
Nongyuan Network. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							22.80%
Nongyuan Network. | Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary																	95.00%
Farmmi Agricultural | FLS Mushroom
Organization And Nature Of Business [Line Items]
Business acquisition total price | UYI							UYI 100
Farmmi Agricultural | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary								100.00%
Farmmi Agricultural | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% of Ownership												100.00%
Farmmi Ecology | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary									100.00%
Farmmi Ecology | Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary																	5.00%
Farmmi Ecology | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							30.00%
Farmmi Heath Development | Farmmi Medical Health
Organization And Nature Of Business [Line Items]
% of Ownership							100.00%
Farmmi Technology | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							40.00%					68.30%
Farmmi Enterprise
Organization And Nature Of Business [Line Items]
% of Ownership							100.00%
Farmmi Enterprise | Farmmi Holdings
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							30.00%					31.70%
Jiangxi Xiangbo | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary														100.00%	100.00%
Yudu Yada | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary														100.00%	100.00%
Guoning Zhonghao | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary														100.00%	100.00%
Zhongjian Yiting | Yiting Meditech
Organization And Nature Of Business [Line Items]
% of Ownership													93.75%
Yilong Enterprise | Yitang Mediservice
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary											100.00%
Yilong Enterprise | Yifeng Medihealth
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary										20.00%
YF YL MediTech | Yifeng Medihealth
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary										80.00%
YT SK Medihealth | Yifeng Medihealth
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary										80.00%
Farmmi Eco Agri | Subsequent Event Member | Farmmi Ecology
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						100.00%
Farmmi Canada | Subsequent Event Member
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Guoning Zhonghao From Ningbo Guoning Zhonghao Technology Co Ltd And Jianxin Huang
Organization And Nature Of Business [Line Items]
Business acquisition total price														$ 788	¥ 5,000